Finance Result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 19, 2024
Finance Result
Finance income	€ 44,423	€ 62,430	[1]	€ 33,859	[1]
Finance costs from senior unsecured notes	(230,478)	(177,482)		(181,149)
Finance cost from senior debt	(279,543)	(257,350)		(161,466)
Finance costs from other financial liabilities	(69,452)	(73,533)		(81,914)
Capitalized interest	27,772	36,892		25,184
Finance lease expenses	(50,870)	(44,587)		(45,198)
Other finance costs	(112,194)	(80,824)		(33,780)
Finance costs	(714,765)	(596,884)	[1]	(478,323)	[1]
Dividends	2,060
Finance cost from sale of receivables	(30,782)	(24,993)		(18,201)
Change in fair value of financial instruments	19,882	1,459	[1]	11,999	[1]
Impairment of financial investments	(9,081)
Exchange differences	(59,756)	(16,386)	[1]	7,725	[1]
Finance result	(748,019)	(574,374)	[1]	(442,941)	[1]
Finance costs from other financial liabilities	69,452	73,533		€ 81,914
GIC
Finance Result
Finance costs from other financial liabilities	(69,452)	(73,533)
Finance costs from other financial liabilities	69,452	€ 73,533
Senior unsecured corporate notes 2017
Finance Result
Principal amount	€ 1,000
Interest rate	3.20%
Senior secured notes issued April 30th 2024 and 4th of June 2024
Finance Result
Principal amount	€ 1,300,000
Interest rate						7.50%
Minimum
Finance Result
Capitalized interest rate (as a percent)	6.88%	6.03%
Maximum
Finance Result
Capitalized interest rate (as a percent)	7.38%	6.79%

[1]	Restated figures (Note 2.d)